Cover	6 Months Ended
Apr. 30, 2025
Document Information [Line Items]
Document Type	6-K
Current Fiscal Year End Date	--10-31
Document Fiscal Year Focus	2025
Document Period End Date	Apr. 30, 2025
Entity File Number	001-14446
Entity Registrant Name	TORONTO DOMINION BANK
Entity Address, Address Line One	c/o General Counsel’s Office
Entity Address, Address Line Two	P.O. Box 1
Entity Address, Address Line Three	Toronto Dominion Centre
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5K 1A2
Amendment Flag	false
Entity Central Index Key	0000947263
Document Fiscal Period Focus	Q2